Intangible Assets - Balances of goodwill (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	R$ 818,096	R$ 931,808
Parent Company [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	R$ 246,163